NVIT American Funds Global Growth Fund Annual Fund Operating Expenses - NVIT American Funds Global Growth Fund	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.58%	[2]
Expenses (as a percentage of Assets)	1.05%
Fee Waiver or Reimbursement	(0.26%)	[3]
Net Expenses (as a percentage of Assets)	0.79%
Class II Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.58%	[2]
Expenses (as a percentage of Assets)	1.30%
Fee Waiver or Reimbursement	(0.26%)	[3]
Net Expenses (as a percentage of Assets)	1.04%

[1]	The investment adviser to the Master Global Growth Fund is currently waiving a portion of its management fee equal to 0.11% of the Master Global Growth Fund’s net assets. This waiver will be in effect through at least May 1, 2027. The waiver may only be modified or terminated with the approval of the Master Global Growth Fund’s board of trustees.
[2]	“Other Expenses” for Class I shares is based on estimated amounts for the current fiscal year.
[3]	Nationwide Fund Management LLC, the Fund’s master-feeder service provider, has entered into a contractual agreement with Nationwide Variable Insurance Trust under which it will waive 0.15% of the fees that it charges for providing the Fund with those non-investment advisory services typically provided by a fund’s adviser as ancillary services to its investment advisory services, which include, but are not limited to, providing necessary information to the Board of Trustees, monitoring the ongoing investment performance of the Fund, coordinating financial statements with those of the Fund, and distributing applicable documents and materials to Fund shareholders. This agreement may be changed or eliminated only with the consent of the Board of Trustees. This agreement currently runs until at least May 1, 2027 and may be renewed at that time.